Fair Value of Financial Instruments (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:		$ 11,568	$ 169,294	$ 6,762
Retained CDO Bonds:		11,568	4,293	6,762
Drivative liabilities		6,437	3,189	302
Contingent Value Rights, Fair Value	[1]			115
Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:			165,001
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:			165,001
Fair Value, Inputs, Level 1 [Member] | Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:			165,001
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:		11,568	4,293	6,762
Retained CDO Bonds:			4,293	6,762
Drivative liabilities		6,437	3,189	302
Contingent Value Rights, Fair Value				115
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Drivative liabilities		6,437	3,189	187
Interest Rate Swaps [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Drivative liabilities			3,189	$ 187
External Credit Rating, Non Investment Grade [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:		11,568	4,293
External Credit Rating, Non Investment Grade [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets:		$ 11,568	$ 4,293

[1]	Pursuant to the Company's private placement of equity in October 2013, the Company entered into the CVR Agreements with purchasers of the Company's common stock in that offering, which are discussed more fully in Note 11.